Retirement benefits - Defined Benefit Plans - Amounts Recognised as Administrative Expenses (Detail) - Administrative expenses [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Net interest expense	$ 4	$ 4	$ 5
Administration costs	1	1	2
Settlement cost (gain)			(2)
Operating profit	5	5	5
Pension plans [member] | United Kingdom [member]
Disclosure of defined benefit plans [line items]
Net interest expense	1	1	1
Administration costs			1
Operating profit	1	1	2
Pension plans [member] | US and other [member]
Disclosure of defined benefit plans [line items]
Net interest expense	2	2	3
Administration costs	1	1	1
Settlement cost (gain)			(2)
Operating profit	3	3	2
US post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Net interest expense	1	1	1
Operating profit	$ 1	$ 1	$ 1